CONVERTIBLE PROMISSORY NOTES (Narrative) (Details) - Jun. 13, 2018 - Convertible promissory notes [Member] - December 31, 2018 issuance [Member]	$ / shares	USD ($)
Convertible Promissory Notes [Line Items]
Aggregate principal amount		$ 2,000,000
Conversion price per share | $ / shares	$ 1
Interest rate of convertible promissory notes		4.00%
Fair value of derivative liability		$ 0